Debt (Details) - Shedule of Interest Expense - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Shedule Of Interest Expense Abstract
2023 Convertible Notes interest expense	$ 720,000		$ 1,440,000		$ 146,667
Interest on convertible notes extinguished in November 2023		542,297		1,078,634
Interest on short-term borrowings	85,000		85,000
Other	3,391		6,782		4,521	63
Total interest expense	$ 808,391	$ 542,297	$ 1,531,782	$ 1,078,634	$ 2,818,478	$ 8,439,687